Principal activities	12 Months Ended
Dec. 31, 2022
General Information About Financial Statements [Abstract]
Principal activities

1.	Principal activities
On January 16, 2021, Peugeot S.A. (“PSA”) merged with and into Fiat Chrysler Automobiles N.V. (“FCA N.V.”), with FCA N.V. as the surviving company in the merger (the “merger”). On January 17, 2021, the current members of the board of directors were appointed, the Stellantis articles of association became effective and the combined company was renamed Stellantis N.V. On this date, the Stellantis management and board of directors collectively obtained the power and ability to control the assets, liabilities and operations of both FCA and PSA. As such, under IFRS 3, Business Combinations, January 17, 2021 is the acquisition date for the business combination. Stellantis N.V. was established as a public limited liability company (naamloze vennootschap), organized in the Netherlands, as the parent of Stellantis with its principal executive offices located at Taurusavenue 1, 2132LS, Hoofddorp, the Netherlands.
In 2021, the merger was accounted for by Stellantis using the acquisition method of accounting in accordance with IFRS 3, which requires the identification of the acquirer and the acquiree for accounting purposes. Based on the assessment of the indicators under IFRS 3 and consideration of all pertinent facts and circumstances, management determined that PSA is the acquirer for accounting purposes and as such, the merger has been accounted for as a reverse acquisition. As a result, the financial statements of Stellantis N.V. will represent the historical financial statements of PSA. Refer to Note 3, Scope of consolidation, included elsewhere in these financial statements for additional detail.
Stellantis and its subsidiaries are engaged in the design, engineering, manufacturing, distribution and sale of automobiles and light commercial vehicles, engines, transmission systems, mobility services, metallurgical products and production systems. In addition, Stellantis is also involved in certain other activities, including software and data businesses and financial services activities relating to dealer and customer financing.
Unless otherwise specified, the terms “we”, “our”, “us”, the “Company” and “Stellantis” refer to Stellantis N.V., together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to “FCA”, “FCA N.V.” and “FCA Group” mean Fiat Chrysler Automobiles N.V. or Fiat Chrysler Automobiles N.V. together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to “PSA” and “Groupe PSA” mean Peugeot S.A. or Peugeot S.A. together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to the “merger” refer to the merger between PSA and FCA completed on January 17, 2021 and resulting in the creation of Stellantis.
All references in this report to “Euro” and “€” refer to the currency introduced at the start of the third stage of European Economic and Monetary Union pursuant to the Treaty on the Functioning of the European Union, as amended. Stellantis financial information is presented in Euro. All references to “U.S. Dollars”, “U.S. Dollar”, “U.S.$” and “$” refer to the currency of the United States of America (“U.S.”).
Stellantis has filed a list of subsidiaries and associated companies, prepared in accordance with Sections 379 and 414, Book 2, Dutch Civil Code, at the Dutch trade register of Amsterdam